Intangible Assets and Goodwill - Additional information (Details) £ in Thousands				12 Months Ended
	Aug. 18, 2021 GBP (£) cashGeneratingUnit	Jul. 01, 2021 GBP (£)	Nov. 23, 2018 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
GTA
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Rights to receive shares waived, percent		30.00%
Discounted cash flow | GTA
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash flow projection period used in current estimate of value in use				20 years
Allcyte
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of cash generating units identified during business combination | cashGeneratingUnit	1
Allcyte | Discounted cash flow
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash flow projection period used in current estimate of value in use				20 years
Terminal value growth rate				2.00%
Discount rate used in current estimate of value in use				14.00%
Acquired IP | GTA
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions		£ 1,448
Acquired IP | Discounted cash flow | GTA
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate used in current estimate of value in use				14.00%
Acquired IP | Allcyte
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation period	8 years
Goodwill | Allcyte
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	£ 5,887
Goodwill | Kinetic Discovery Limited
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill			£ 173
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions				£ 200	£ 53
Cost | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions				£ 0	£ 0
Cost | Acquired IP | GTA
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions		£ 2,543
Cost | Acquired IP | Allcyte
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets and goodwill	£ 36,078